Filed Pursuant to Rule 497(e)
Registration Nos. 333-179562; 811-22668
Vident U.S. Bond Strategy ETFTM (VBND)
(the “Fund”)

September 1, 2026

Supplement to the Statement of Additional Information (“SAI”),
dated December 31, 2025

Effective September 4, 2026, the standard fixed creation transaction fee and the standard fixed redemption transaction fee for the Fund, regardless of the number of Creation Units created or redeemed in the transaction, is $300.

Please retain this Supplement with your Statement of Additional Information for future reference.